RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Summary of balance due to related parties	The balance due to related parties represented borrowings from the related parties which were due within 12 months from borrowing. Details are as follows:

	As of September 30,	As of March 31,
	2022	2023
Key Space	4,065	4,065
Others	766	1,329
	4,831	5,394